Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Other intangible assets, which are included in Other assets on the accompanying consolidated balance sheets as of December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018
(in millions)	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Technology	$76.8	$(29.7)	$93.4	$(31.9)
Customer relationships	27.0	(9.3)	35.7	(10.6)
Trademarks	52.4	(20.9)	64.6	(21.5)
Total amortizable intangible assets	$156.2	$(59.9)	$193.7	$(64.0)